Investments in Unconsolidated Real Estate Ventures	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Real Estate Ventures
Note 4. Investments in Unconsolidated Real Estate Ventures
As a result of the SST IV Merger, we acquired six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada. As of December 31, 2021, the real estate joint ventures consisted of five operating properties and one property under development. These joint venture agreements are with a subsidiary of SmartCentres, an unaffiliated third party, to acquire tracts of land and develop and operate the properties as self storage facilities.
We account for these investments using the equity method of accounting and they are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions. Equity in earnings (loss) will generally be recognized based on our ownership interest in the earnings (loss) of each of the unconsolidated investments. For the year ended December 31, 2021, we recorded an aggregate loss of approximately $0.5 million from our equity in earnings related to our unconsolidated real estate ventures in Canada.
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in the Greater Toronto Area, Canada:

Location	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2021
Oshawa	August 2021	$1,801,413
East York	June 2020	6,393,576
Brampton	November 2020	2,354,346
Vaughan	January 2021	2,871,265
Scarborough	November 2021	2,862,677
Kingspoint	Under Development	2,660,007

		$18,943,284

Financing Agreement
We, through our acquisition of the Oshawa, East York, Brampton, Vaughan, and Scarborough joint venture partnerships, also became party to a master mortgage commitment agreement (the “MMCA”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (collectively, the “SmartCentres Financing”). The SmartCentres Lender is an affiliate of SmartCentres.
The initial maximum amount available under the MMCA was approximately CAD $60 million, however, the SmartCentres Financing includes an accordion feature such that borrowings pursuant thereto may be increased up to approximately CAD $120 million subject to certain conditions set forth in the MMCA. On August 18, 2021, the Kingspoint property was added to the MMCA, increasing the available capacity to approximately CAD $68.5 million.
As of December 31, 2021, approximately CAD $67.2 million was outstanding on the SmartCentres Financing. The proceeds of the SmartCentres Financing have been and will be used to finance the development and construction of the JV Properties.
The SmartCentres Financing is secured by first mortgages on each of the JV Properties. The interest rate on the SmartCentres Financing is a variable annual rate equal to the aggregate of: (i) the BA Equivalent Rate (as defined in the MMCA), plus: (ii) a margin based on the External Credit Rating, plus (iii) a margin under the Senior Credit Facility, each as defined and described further in the MMCA. As of December 31, 2021, the total interest rate was approximately
2.64
%.
The SmartCentres Financing had an original maturity date of May 11, 2021. On April 30, 2021, the SmartCentres Financing was amended and the maturity date was extended until May 11, 2024, and contains two one year extension options. Monthly interest payments are initially added to the outstanding principal balance. At such time as the JV Property is generating sufficient Net Cash Flow (as defined in the MMCA), the SmartCentres Financing provides for the commencement of quarterly payments of interest. As of December 31, 2021, no such payments had commenced. The borrowings advanced pursuant to the SmartCentres Financing may be prepaid without penalty, subject to certain conditions set forth in the MMCA.
The SmartCentres Financing contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than
70
% with respect to each JV Property) and events of default, all as set forth in the MMCA. We serve as a full recourse guarantor with respect to
50
% of the SmartCentres Financing.